General information	12 Months Ended
Dec. 31, 2022
General Information [Abstract]
General Information
1. General information
1.1. Information on Banco BBVA Argentina S.A.
Banco BBVA Argentina S.A. (hereinafter “BBVA Argentina”, the “Bank” or the “Entity”) is a corporation (“sociedad anónima”) incorporated under the laws of Argentina, operating as a universal bank with a network of 243 national branches.
Since December 1996, BBVA Argentina is controlled by Banco Bilbao Vizcaya Argentaria, S.A. (“BBVA”, “BBVA Group” or the “controlling entity”), which directly and indirectly owned 66.55% of the share capital of the Bank as of December 31, 2022.
These Consolidated Financial Statements relate to the Bank and its subsidiaries (collectively, the “Group”). The Bank’s subsidiaries are detailed in Note 2.2.
Part of the Bank’s share capital is publicly traded and has been registered with the Buenos Aires Stock Exchange, the New York Stock
Exch
ange and the Madrid Stock Exchange.
1.2. Evolution of the macroeconomic situation and the financial and capital systems
The Bank continues to operate in a complex economic context, signaled by the persistence of high inflation. This scenario is accompanied by volatile financial variables including, among others, a country risk indicator which has increased even after the renegotiation of sovereign debt with private creditors and the International Monetary Fund (“IMF”), as well as the imputed exchange rates impacting the outstanding public debt denominated in foreign currency.
In 2022, among other measures, modifications were introduced to the tax regime, including changes in income tax, withholdings linked to foreign trade and new specific regulations to enable access to the exchange market, both for individuals and legal entities.
At the same time, the public debt restructuring process continued, both under local and foreign legislation, including various voluntary swaps and agreements reached regarding debts with the IMF and the so-called
Paris Club, among others. In particular, during March 2023, it was established that some entities of the National Public Sector (excluding to the Argentine Central Bank): (a) must proceed to the sale or auction of their holdings of certain national government securities denominated and payable in US dollars under domestic legislation, and (b) must swap their holdings of certain national government securities under foreign legislation in exchange to the National Treasury for government securities payable in Argentine pesos.
Regarding the U.S. dollar price, since the end of 2019 the gap between the official U.S. dollar exchange rate (mainly used for foreign trade) and the alternative exchange rate arising from stock exchange transactions, had widened. As of the date of issuance of the accompanying financial statements the aforementioned gap is around 110%, likewise as of December 31, 2022 and 2021 were 90% and 83%, respectively.
Although as of the date of issuance of the accompanying financial statements volatility has decreased to a certain extent, the national and international macroeconomic context continues to generate a certain degree of uncertainty on the level of economic recovery globally, considering the war between Russia and Ukraine and the effect of the pandemic mentioned in note 1.3. Effects of the coronavirus outbreak
(Covid-19).
In view of the above, the Entity’s Management permanently monitors the evolution of the aforementioned situations in the international and local markets, in order to determine the possible actions to be taken and to identify possible impacts on its equity and financial position, which may require disclosure in the financial statements of future periods.
1.3. Effects of the coronavirus outbreak
(Covid-19)
At the beginning of March 2020, the World Health Organization declared the coronavirus outbreak
(COVID-19)
as a pandemic. The public health emergency situation spread almost worldwide and the different countries took various measures to cope with it. This situation and the measures taken have significantly affected international economic activity with several impacts in the different countries and business sectors.

In Argentina in particular, along with health protection regulations, tax and financial measures were adopted to mitigate the impact of the pandemic on the economy, including public measures of direct financial assistance for part of the population, as well as the enactment of tax resolutions for both individuals and companies.
The Entity’s Management monitors the development of the situation on an ongoing basis in order to define the actions to be taken and identify its potential impact on its financial position.
As of the date of these financial statements, the above-described events have not had a material impact on the Entity’s financial position, results of operations and/or cash flows. Management believes that no material impacts will occur in the future if activity remains, at least, at current levels.